Accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	100.00%	100.00%
Gross Trade receivable	$ 13,796	$ 10,577
Gross Trade receivable	$ 13,796	$ 10,577
Expected Loss Rate	0.59%	0.61%
Expected loss provision	$ 82	$ 64
Currents [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	81.31%	78.52%
Gross Trade receivable	$ 11,218	$ 8,305
Gross Trade receivable	$ 11,218	$ 8,305
Expected Loss Rate	0.20%	0.05%
Expected loss provision	$ 23	$ 4
Thirtyone To Sixty [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	7.52%	20.61%
Gross Trade receivable	$ 1,038	$ 2,180
Gross Trade receivable	$ 1,038	$ 2,180
Expected Loss Rate	0.53%	0.24%
Expected loss provision	$ 6	$ 6
Sixtyone To Ninety [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.41%	0.10%
Gross Trade receivable	$ 57	$ 11
Gross Trade receivable	$ 57	$ 11
Expected Loss Rate	1.70%	0.42%
Expected loss provision	$ 1	$ 0
Ninetyone To Onehundred Twenty [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.34%	0.02%
Gross Trade receivable	$ 46	$ 4
Gross Trade receivable	$ 46	$ 4
Expected Loss Rate	3.14%	1.06%
Expected loss provision	$ 1	$ 0
Over One Hundred Twenty [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	10.42%	0.75%
Gross Trade receivable	$ 1,437	$ 77
Gross Trade receivable	$ 1,437	$ 77
Expected Loss Rate	3.55%	70.13%
Expected loss provision	$ 51	$ 54